Note 17 - Share Capital (Details) - Summary of Share Capital: (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 30, 2010
Note 17 - Share Capital (Details) - Summary of Share Capital: [Line Items]
Balance (in Shares)	61,909,101	62,378,000		67,238,000
Balance	$ 252,168	$ 254,076		$ 273,859
Repurchased and cancelled		(4,044)	(52,398)
Other	2	(21)	3
Balance (in Shares)	61,909,301	61,909,101	62,378,000	67,238,000
Balance	252,168	252,168	254,076	273,859
Common Shares [Member]
Note 17 - Share Capital (Details) - Summary of Share Capital: [Line Items]
Repurchased and cancelled (in Shares)		(469,000)	(4,860,000)
Repurchased and cancelled		(1,911)	(19,775)
Other		$ 3	$ (8)